REVENUE AND ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 394,148	$ 1,077,030
Cel Fi And Network Systems [Member]
Disaggregation of Revenue [Line Items]
Revenues	340,351	482,273
Equipment Sales [Member]
Disaggregation of Revenue [Line Items]
Revenues	287,602	413,890
Network And Other Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 53,409	$ 594,756